PowerShares Dynamic Banking Portfolio (Prospectus Summary) | PowerShares Dynamic Banking Portfolio
PowerShares Dynamic Banking Portfolio
Investment Objective
The PowerShares Dynamic Banking Portfolio (the "Fund") seeks investment results that generally correspond (before fees and expenses) to the price and yield of the Dynamic Banking IntellidexSM Index (the "Underlying Intellidex").
Fund Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund ("Shares"). Investors may pay brokerage commissions on their purchases and sales of Shares, which are not reflected in the table or the example below.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PowerShares Dynamic Banking Portfolio
Management Fees		0.50%
Other Expenses		1.33%
Total Annual Fund Operating Expenses	[1]	1.83%
Fee Waivers and Expense Assumption	[1]	1.18%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Assumption	[1][2]	0.65%
[1]	Total Annual Fund Operating Expenses in the table above have been restated to reflect current fees.
[2]	Invesco PowerShares Capital Management LLC (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding interest expenses, brokerage commissions and other trading expenses, sub-licensing fees, offering costs, taxes, Acquired Fund Fees and Expenses, if applicable, and extraordinary expenses) from exceeding 0.60% of the Fund's average daily net assets per year (the "Expense Cap") until at least August 31, 2013, and neither the Adviser nor the Fund can discontinue the agreement prior to its expiration. The expenses borne by the Adviser are subject to recapture by the Adviser for up to three years from the date the fee or expense was borne by the Adviser, but no recapture payment will be made by the Fund if it would result in the Fund exceeding its Expense Cap.

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

This example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the
Fund's operating expenses are equal to the Total Annual Fund Operating Expenses
After Fee Waivers and Expense Assumption in the first year and the Total Annual
Fund Operating Expenses thereafter. This example does not include the brokerage commissions that investors may pay to buy and sell Shares of the Fund.
Although your actual costs may be higher or lower, your costs, based on these assumptions, would be:
Expense Example (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
PowerShares Dynamic Banking Portfolio	66	461	880	2,051

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it purchases and sells securities (or "turns over" its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the example, may affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 120% of the average value of its portfolio, excluding the value of portfolio securities received or delivered as a result of the Fund's in-kind creations and redemptions.
Principal Investment Strategies
The Fund generally will invest at least 90% of its total assets in common stocks of banking companies that comprise the Underlying Intellidex. As of June 30,
2012, the Underlying Intellidex was composed of common stocks of 30 U.S. banking companies. These companies include money center banks, regional banks or thrifts that are engaged principally in providing a range of consumer and commercial products and services, including depository and cash management services;
consumer and commercial loans; residential and commercial real estate loans; and
other related banking products and services. Strictly in accordance with its guidelines and mandated procedures, NYSE Arca, Inc. ("NYSE Arca" or the
"Intellidex Provider") includes common stocks of banking companies in the
Underlying Intellidex principally on the basis of their capital appreciation potential that NYSE Arca identifies pursuant to a proprietary selection methodology.

Concentration Policy. The Fund will concentrate its investments (i.e., invest
25% or more of the value of its total assets) in securities of issuers in any one industry or sector only to the extent that the Underlying Intellidex reflects a concentration in that industry or sector. The Fund will not otherwise concentrate its investments in securities of issuers in any one industry or sector.
Principal Risks of Investing in the Fund
The following summarizes the principal risks of the Fund.

Banking Industry Concentration Risk. The Fund may be susceptible to adverse economic or regulatory occurrences affecting the banking industry. Banks are subject to extensive government regulation that may affect the scope of their activities, their profitability, the prices that they can charge and the amount of capital that they must maintain. In addition, unstable interest rates can have a disproportionate effect on the banking industry; banks whose securities the Fund may purchase may themselves have concentrated portfolios of loans or investments that make them vulnerable to economic conditions that affect that industry. Increased competition also may affect adversely the profitability or viability of banks.

Equity Risk. Equity risk is the risk that the value of the securities the Fund holds will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities the Fund holds participate or factors relating to specific companies in which the Fund invests.
For example, an adverse event, such as an unfavorable earnings report, may depress the value of securities the Fund holds; the price of securities may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the securities the Fund holds. In addition, securities of an issuer in the Fund's portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition.

Industry Concentration Risk. In following its methodology, the Underlying
Intellidex from time to time may be concentrated to a significant degree in securities of issuers located in a single industry or a sector. To the extent that the Underlying Intellidex concentrates in the securities of issuers in a particular industry or sector, the Fund will also concentrate its investments to approximately the same extent. By concentrating its investments in an industry or sector, the Fund may face more risks than if it were diversified broadly over numerous industries or sectors. Such industry-based risks, any of which may adversely affect the companies in which the Fund invests, may include, but are not limited to, the following: general economic conditions or cyclical market patterns that could negatively affect supply and demand in a particular industry; competition for resources, adverse labor relations, political or world events; obsolescence of technologies; and increased competition or new product introductions that may affect the profitability or viability of companies in an industry. In addition, at times, an industry or sector may be out of favor and underperform other industries or the market as a whole.

Non-Correlation Risk. The Fund's return may not match the return of the
Underlying Intellidex for a number of reasons. For example, the Fund incurs operating expenses not applicable to the Underlying Intellidex, and incurs costs in buying and selling securities, especially when rebalancing the Fund's securities holdings to reflect changes in the composition of the Underlying
Intellidex. In addition, the performance of the Fund and the Underlying
Intellidex may vary due to asset valuation differences and differences between the Fund's portfolio and the Underlying Intellidex resulting from legal restrictions, cost or liquidity constraints.

Index Risk. Unlike many investment companies, the Fund does not utilize an investing strategy that seeks returns in excess of the Underlying Intellidex.
Therefore, it would not necessarily buy or sell a security unless that security is added or removed, respectively, from the Underlying Intellidex, even if that security generally is underperforming.

Market Risk. Securities in the Underlying Intellidex are subject to market fluctuations. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the securities in the
Underlying Intellidex.

Market Trading Risk. The Fund faces numerous market trading risks, including the potential lack of an active market for the Shares, losses from trading in secondary markets, and disruption in the creation/redemption process of the
Fund. Any of these factors may lead to the Shares trading at a premium or discount to the Fund's net asset value ("NAV").

Small and Medium Capitalization Company Risk. Investing in securities of small and medium capitalization companies involves greater risk than customarily is associated with investing in larger, more established companies. These companies' securities may be more volatile and less liquid than those of more established companies. These securities may have returns that vary, sometimes significantly, from the overall securities market. Often small and medium capitalization companies and the industries in which they focus are still evolving and, as a result, they may be more sensitive to changing market conditions.

Non-Diversified Fund Risk. Because the Fund is non-diversified and can invest a greater portion of its assets in securities of individual issuers than a diversified fund, changes in the market value of a single investment could cause greater fluctuations in Share price than would occur in a diversified fund. This may increase the Fund's volatility and cause the performance of a relatively small number of issuers to have a greater impact on the Fund's performance.

Issuer-Specific Changes. The value of an individual security or particular type of security may be more volatile than the market as a whole and may perform differently from the value of the market as a whole.

The Shares will change in value, and you could lose money by investing in the
Fund. The Fund may not achieve its investment objective.
Performance
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
The bar chart and table provide an indication of the risks of investing in the
Fund by showing how the Fund's total return has varied from year to year and by showing how the Fund's average annual total returns compared with broad measures of market performance and additional indexes with characteristics relevant to the Fund. The Fund's performance reflects fee waivers, if any, absent which, performance would have been lower. Although the information shown in the bar chart and the table gives you some idea of the risks involved in investing in the Fund, the Fund's past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.InvescoPowerShares.com.
The bar chart below shows how the Fund has performed. The table below the bar chart shows the Fund's average annual total returns (before and after taxes).
Annual Total Returns-Calendar Years

The Fund's year-to-date total return for the six months ended June 30, 2012 was 12.36%. Best Quarter Worst Quarter 24.51% (4th Quarter 2011) (25.53)% (1st Quarter 2009)
After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold Shares through tax-deferred arrangements, such as
401(k) plans or individual retirement accounts. In the event of negative performance displayed in the table below, the Fund's returns after taxes on distributions and sale of Shares are calculated assuming that an investor has sufficient capital gains of the same character from other investments to offset any capital losses from the sale of Shares so that the investor may deduct the losses in full. As a result, the Fund's returns after taxes on distributions and sale of Shares may exceed the Fund's returns before taxes and/or returns after taxes on distributions.
Average Annual Total Returns for the Periods Ended December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	Since Inception	Inception Date
PowerShares Dynamic Banking Portfolio	Return Before Taxes	(9.32%)	(11.93%)	(11.39%)	Oct. 12, 2006
PowerShares Dynamic Banking Portfolio After Taxes on Distributions	Return After Taxes on Distributions	(9.95%)	(12.67%)	(12.16%)	Oct. 12, 2006
PowerShares Dynamic Banking Portfolio After Taxes on Distributions and Sales	Return After Taxes on Distributions and Sale of Fund Shares	(6.06%)	(10.05%)	(9.61%)	Oct. 12, 2006
PowerShares Dynamic Banking Portfolio Dynamic Banking IntellidexSM Index	Dynamic Banking IntellidexSM Index (reflects no deduction for fees, expenses or taxes)	(8.67%)	(11.04%)	(10.51%)	Oct. 12, 2006
PowerShares Dynamic Banking Portfolio S&P Composite 1500 Commercial Banks Index	S&P Composite 1500 Commercial Banks Index (reflects no deduction for fees, expenses or taxes)	(9.54%)	(13.06%)	(12.19%)	Oct. 12, 2006
PowerShares Dynamic Banking Portfolio Dow Jones US Banks Index	Dow Jones US Banks Index (reflects no deduction for fees, expenses or taxes)	(25.37%)	(19.53%)	(18.26%)	Oct. 12, 2006
PowerShares Dynamic Banking Portfolio S&P 500® Index	S&P 500® Index (reflects no deduction for fees, expenses or taxes)	2.11%	(0.24%)	0.61%	Oct. 12, 2006